Supplemental cash flow information	12 Months Ended
Mar. 31, 2019
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥854,600 million, ¥500,214 million and ¥836,619 million for the years ended March 31, 2017, 2018 and 2019, respectively. Interest payments during the years ended March 31, 2017, 2018 and 2019 were ¥362,602 million, ¥422,720 million and ¥507,812 million, respectively.

Capital lease obligations of ¥5,975 million, ¥4,467 million and ¥6,086 million were incurred for the years ended March 31, 2017, 2018 and 2019, respectively.